Derivative Liabilities (Details) - Schedule of derivative warrant liabilities estimated initially and quarterly basis - Settlement Warrants for the Termination of Financing Facility [Member]	9 Months Ended
	Sep. 30, 2021 $ / shares	Dec. 31, 2020 $ / shares	Sep. 30, 2021 kr / shares
Derivative Liabilities (Details) - Schedule of derivative warrant liabilities estimated initially and quarterly basis [Line Items]
Risk-free interest	(0.52%)	(0.41%)
Expected dividend yield	0.00%	0.00%
Contractual life (years)	1 year 4 months 24 days	2 years 2 months 1 day
Expected volatility	104.20%	106.50%
Minimum [Member]
Derivative Liabilities (Details) - Schedule of derivative warrant liabilities estimated initially and quarterly basis [Line Items]
Exercise price	$ 0.38	$ 0.4
Share price	$ 0.2	0.1
Maximum [Member]
Derivative Liabilities (Details) - Schedule of derivative warrant liabilities estimated initially and quarterly basis [Line Items]
Exercise price | (per share)		3.3	kr 3.3
Share price | (per share)		$ 0.8	kr 1.7